Business	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business

NOTE 1.    Business

Janus Living, Inc. (“Janus Living” or the “Company”) is a pure-play senior housing real estate investment trust (“REIT”), and the only United States (“U.S.”) publicly traded REIT whose portfolio is owned and operated under the REIT Investment Diversification and Empowerment Act of 2007 (“RIDEA”) or similar structures. RIDEA or similar structures are those in which the Company owns a community directly and contracts with a third-party operator to manage and operate the day-to-day business of such property. Janus Living has a portfolio consisting of 41 senior housing communities, comprised of 11,420 units as of June 30, 2026. The Company’s communities are located primarily in major retirement markets across 13 states, with units in Florida and Texas representing 64% of the total units as of June 30, 2026. Substantially all of the Company’s assets are held by, and substantially all of the Company’s operations are conducted through, Janus Living OP, LLC (“Janus Living OP” or the “Operating Company”), either directly or through its subsidiaries. The Company is the managing member of the Janus Living OP. The Company is externally managed by Healthpeak Investment Management, LLC (the “Manager”), an indirect subsidiary of Healthpeak Properties, Inc. (“Healthpeak” or the “Parent”).

On March 23, 2026, the Company completed its initial public offering (“IPO”) to become a public company (see Note 18). In connection with the IPO, 48,300,000 shares of Class A-1 common stock were issued to public investors, generating total gross proceeds of $966 million, less $65 million of fees paid to the underwriters. The Company contributed the net proceeds from the IPO to Janus Living OP in exchange for common units in Janus Living OP.

On June 4, 2026, an additional 25,000,000 shares of Class A-1 common stock were issued to public investors following the completion of a public offering (the “June Follow-On Offering”). As part of the June Follow-On Offering, the Company granted the underwriters a 30-day option to purchase up to an additional 3,750,000 shares of Class A-1 common stock, which was exercised in full on June 22, 2026. The June Follow-On Offering generated total gross proceeds of $719 million, less $28 million of fees paid to the underwriters.

During the six months ended June 30, 2026, a portion of the proceeds from the IPO were utilized to fund certain other offering and transaction-related costs (see Note 18). See Note 11 for additional information about the ownership of the Company and Janus Living OP following the IPO and June Follow-On Offering. During the three and six months ended June 30, 2026, the Company recognized interest on invested cash of $11 million and $12 million, respectively, primarily related to interest earned on proceeds from the IPO and June Follow-On Offering.

NOTE 1.    Business

Janus Living, Inc. (“Janus Living” or the “Company”) is a pure-play senior housing real estate investment trust (“REIT”), and the only United States (“U.S.”) publicly traded REIT whose portfolio is owned and operated under the REIT Investment Diversification and Empowerment Act of 2007 (“RIDEA”) structures. Substantially all of the Company’s assets are held by, and substantially all of the Company’s operations are conducted through, Janus Living OP, LLC (“Janus Living OP” or the “Operating Company”), either directly or through its subsidiaries. The Company is the managing member of the Janus Living OP. The Company is externally managed by an indirect subsidiary of Healthpeak Properties, Inc. (“Healthpeak” or the “Parent”).

On March 23, 2026, the Company completed its initial public offering (“IPO”) to become a public company. On March 23, 2026, Janus Living consummated a series of formation transactions through which Healthpeak transferred, directly or indirectly, cash plus senior housing real estate communities and certain parcels of land for future development to the Company. As a result of these transactions, Healthpeak received 138,816,246 shares of Class A-1 common stock and 75,917,780 common units in Janus Living OP. Janus Living contributed the real estate assets received in the formation transactions to Janus Living OP in exchange for common units, and following such contributions and the formation transactions described above, Janus Living holds 187,222,996 common units in Janus Living OP. In connection with these formation transactions, Healthpeak also purchased shares of Class A-2 common stock in an amount equivalent to the common units of Janus Living OP that Healthpeak holds following completion of the formation transactions described above. Janus Living’s Class A-2 common stock are not entitled to receive any dividends or distributions, but were issued to provide Healthpeak with voting rights that correspond to its common units. Healthpeak’s ownership of the Janus Living Class A-1 and Class A-2 common shares together provides Healthpeak with voting and economic rights of 81.6% of Janus Living. Following the IPO, Healthpeak continues to consolidate Janus Living. Also in March 2026, in connection with the IPO, 48,300,000 shares of Class A-1 common stock were issued to public investors. Prior, and subsequent, to the IPO, Healthpeak controlled Janus Living, resulting in the formation transactions being accounted for as transactions occurring between entities under common control. These financial statements reflect the impact of the common control transactions described above.

As of December 31, 2025, the Company’s portfolio included 15 life plan communities, an interest in an unconsolidated joint venture that owned 19 senior housing communities (the “JV”), and certain parcels of land for future development. The Company’s 15 life plan communities are located in Alabama, Florida, Michigan, Pennsylvania, Texas, and Virginia. The senior housing communities in the JV are located primarily in Texas and Colorado.

The Company’s senior housing properties are operated by third parties through RIDEA structures. The operators of the Company’s 15 life plan communities are LCS and Sunrise Senior Living Management, Inc. (“Sunrise”).